Other receivables - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other receivables [Line items]
Municipal tax on passenger boarding fees	$ 7,595	$ 5,188
Fair value of financial assets within non-current receivables	24,400	58,800
Guarantee deposit received	41,300
Borrowings	1,333,237	$ 1,465,437	$ 1,439,603
Credit Facility Agreement With BNDES
Other receivables [Line items]
Borrowings	$ 15,600